Operating lease liability - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating lease liability
Operating lease payments	$ 136,256	$ 0
Discount rate	3.65%
Amortization of lease expenses	$ 138,272	0
Operating lease expense	$ 235,069	$ 90,748
Shenzhen Wan
Operating lease liability
Discount rate	3.65%
Weighted average remaining lease terms for operating leases	1 year
Longcheng Car
Operating lease liability
Discount rate	3.65%
Weighted average remaining lease terms for operating leases	9 months